Commitments and Contingencies - Purchase Commitments Footnotes (Details) lb in Millions, $ in Millions	Dec. 31, 2023 AUD ($) uS_Dollar_Per_Pound shares $ / oz m oz lb
Blyvoor | Gold Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
Threshold production initially delivered (in ounces)	300,000
Cumulative production (in ounces)	10,320,000
Per ounce delivered (in dollars per ounce) | $ / oz	572
Blyvoor | Gold Commodity Type | Up To First 100,000 Ounces Produced In Calendar Year
Disclosure Of Commitments And Contingencies [Line Items]
Production limit (in ounces)	100,000
Blyvoor | Gold Commodity Type | Until 300,000 Total Ounces Delivered | Up To First 16,000 Ounces Of Gold Delivered In Calendar Year
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	10.00%
Delivered quantity (in ounces and pounds)	16,000
Blyvoor | Gold Commodity Type | Until 300,000 Total Ounces Delivered | After 16,000 Ounces Of Gold Delivered In Calendar Year
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	5.00%
Blyvoor | Gold Commodity Type | After 300,000 Ounces Delivered Until 10,320,000 Ounces Produced | Up To First 100,000 Ounces Produced In Calendar Year
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of commodity received	0.50%
Bonikro | Gold Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
Per ounce delivered (in dollars per ounce) | $ / oz	400
Bonikro | Gold Commodity Type | Until 39,000 Ounces Delivered
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	6.00%
Delivered quantity (in ounces and pounds)	39,000
Bonikro | Gold Commodity Type | From 39,000 Ounces To 61,750 Ounces Delivered
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	3.50%
Delivered quantity (in ounces and pounds)	61,750
Bonikro | Gold Commodity Type | After 61,750 Ounces Delivered
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	2.00%
Cerro Moro | Silver Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	20.00%
Per ounce cash payment, percentage	30.00%
Cerro Moro | Silver Commodity Type | Until 7,000,000 Ounces Of Silver Delivered
Disclosure Of Commitments And Contingencies [Line Items]
Delivered quantity (in ounces and pounds)	7,000,000
Cerro Moro | Silver Commodity Type | After 7,000,000 Ounces Of Silver Delivered
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	9.00%
Cerro Moro | Silver Commodity Type | Up To Annual Maximum Of 1,200,000 Ounces | Until 7,000,000 Ounces Of Silver Delivered
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	20.00%
Cerro Moro | Silver Commodity Type | Until 7,000,000 Ounces Of Silver Delivered
Disclosure Of Commitments And Contingencies [Line Items]
Annual maximum (in ounces and pounds)	1,200,000
CEZinc | Zinc Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	1.00%
Maximum delivery (in pounds) | lb	68.0
Per ounce cash payment, percentage	20.00%
Chapada | Copper Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	4.20%
Per ounce cash payment, percentage	30.00%
Chapada | Copper Commodity Type | Up To Delivery Of 39 Million Pounds
Disclosure Of Commitments And Contingencies [Line Items]
Delivered quantity (in ounces and pounds) | lb	39.0
Chapada | Copper Commodity Type | Above 39 Million Pounds And Less Than 50 Million Pounds Threshold
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	3.00%
Delivered quantity (in ounces and pounds) | lb	50.0
Chapada | Copper Commodity Type | Above 50 Million Pounds Delivered
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	1.50%
Chapada | Copper Commodity Type | Up To Annual Maximum of 3,900,000 Pounds | Up To Delivery Of 39 Million Pounds
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	4.20%
Chapada | Copper Commodity Type | Up To Delivery Of 39 Million Pounds
Disclosure Of Commitments And Contingencies [Line Items]
Annual maximum (in ounces and pounds) | lb	3.9
Hugo North Extension and Heruga | Gold And Silver Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
Depth of production (in metres) | m	560
Hugo North Extension and Heruga | Gold Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
Quantity produced (in ounces)	8,600,000
Hugo North Extension and Heruga | Gold Commodity Type | Until 8.6 Million Ounces Produced | Bottom of range | Lesser Of 220 And Prevailing Market Price
Disclosure Of Commitments And Contingencies [Line Items]
Per ounce delivered (in dollars per ounce) | $ / oz	220
Hugo North Extension and Heruga | Gold Commodity Type | After 8.6 Million Ounces Produced | Top of range | Lesser Of 500 And Prevailing Market Price
Disclosure Of Commitments And Contingencies [Line Items]
Per ounce delivered (in dollars per ounce) | $ / oz	500
Hugo North Extension and Heruga | Silver Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
Quantity produced (in ounces)	40,300,000
Hugo North Extension and Heruga | Silver Commodity Type | Until 40.3 Million Ounces Produced From Property | Lesser Of 5 And Prevailing Market Price
Disclosure Of Commitments And Contingencies [Line Items]
Per ounce delivered (in dollars per ounce) | $ / oz	5
Hugo North Extension and Heruga | Silver Commodity Type | After 40.3 Million Ounces Produced | Lesser Of 10 And Prevailing Market Price
Disclosure Of Commitments And Contingencies [Line Items]
Per ounce delivered (in dollars per ounce) | $ / oz	10
Hugo North Extension and Heruga | Copper Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
Depth of production (in metres) | m	560
Weight change (in pounds) | lb	9,100.0
Hugo North Extension and Heruga | Copper Commodity Type | Above 560 Metres Threshold
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	0.62%
Hugo North Extension and Heruga | Copper Commodity Type | Below 560 Metres Threshold
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	0.42%
Hugo North Extension and Heruga | Copper Commodity Type | Before 9.1 Billion Pounds Produced | Lesser Of .50 And Prevailing Market Price
Disclosure Of Commitments And Contingencies [Line Items]
Per pound purchase price (in dollars per pound) | uS_Dollar_Per_Pound	0.50
Hugo North Extension and Heruga | Copper Commodity Type | After 9.1 Billion Pounds Produced | Lesser Of 1.10 And Prevailing Market Price
Disclosure Of Commitments And Contingencies [Line Items]
Per pound purchase price (in dollars per pound) | uS_Dollar_Per_Pound	1.10
Hugo North Extension | Gold And Silver Commodity Type | Above 560 Metres Threshold
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	8.43%
Hugo North Extension | Gold And Silver Commodity Type | Below 560 Metres Threshold
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	5.62%
Hugo North Extension | Gold And Silver Commodity Type | Below 560 Metres Threshold
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	5.62%
Heruga | Gold And Silver Commodity Type | Above 560 Metres Threshold
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	6.39%
Heruga | Gold And Silver Commodity Type | Below 560 Metres Threshold
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	4.26%
Heruga | Gold And Silver Commodity Type | Below 560 Metres Threshold
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	4.26%
Greenstone | Gold Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
Per ounce cash payment, percentage	20.00%
Per ounce to fund mine-level environment and social programs (in dollars per ounce) | $ / oz	30
Greenstone | Gold Commodity Type | Until 120,333 Ounces Of Gold Delivered
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	2.375%
Basis	100.00%
Greenstone | Gold Commodity Type | After 120,333 Ounces of Gold Delivered
Disclosure Of Commitments And Contingencies [Line Items]
Delivered quantity (in ounces and pounds)	120,333
Greenstone | Gold Commodity Type | After 120,333 Ounces Delivered
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	1.583%
Hod Maden | Gold Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
Delivered quantity (in ounces and pounds)	405,000
Hod Maden | Gold Commodity Type | Until 405,000 Ounces Gold Delivered
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	20.00%
Basis	100.00%
Per ounce cash payment, percentage	50.00%
Hod Maden | Gold Commodity Type | After 405,000 Ounces Of Gold Delivered
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	12.00%
Delivered quantity (in ounces and pounds)	405,000
Per ounce cash payment, percentage	60.00%
Mercedes | Gold Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
Delivered quantity (in ounces and pounds)	29,400
Mercedes | Gold Commodity Type | Until 25,200 Ounces Delivered
Disclosure Of Commitments And Contingencies [Line Items]
Per ounce cash payment, percentage	7.50%
Mercedes | Gold Commodity Type | After 25,200 Ounces Delivered
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	4.40%
Delivered quantity (in ounces and pounds)	25,200
Per ounce cash payment, percentage	25.00%
Mercedes | Silver Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
Delivered quantity (in ounces and pounds)	3,750,000
Mercedes | Silver Commodity Type | Until 3,750,000 Ounces Of Silver Delivered
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	100.00%
Delivered quantity (in ounces and pounds)	3,750,000
Per ounce cash payment, percentage	20.00%
Minimum annual delivery requirement	300,000
Mercedes | Silver Commodity Type | After 3,750,000 Ounces Of Silver Delivered
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	30.00%
Delivered quantity (in ounces and pounds)	3,750,000
Per ounce cash payment, percentage	20.00%
Platreef | Gold Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
Fixed payability factor	80.00%
Platreef | Gold Commodity Type | Until 131,250 Gold Ounces Delivered
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	37.50%
Delivered quantity (in ounces and pounds)	131,250
Platreef | Gold Commodity Type | After 131,250 Ounces Delivered Until Aggregate 256,980 Gold Ounces Delivered
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	30.00%
Platreef | Gold Commodity Type | Until Aggregate 256,980 Gold Ounces Delivered
Disclosure Of Commitments And Contingencies [Line Items]
Delivered quantity (in ounces and pounds)	256,980
Platreef | Gold Commodity Type | After 256,980 Gold Ounces Delivered
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	1.875%
Delivered quantity (in ounces and pounds)	256,980
Platreef | Gold Commodity Type | Lesser of 100 Per Ounce And Prevailing Market Price | Until Aggregate 256,980 Gold Ounces Delivered
Disclosure Of Commitments And Contingencies [Line Items]
Per ounce delivered (in dollars per ounce) | shares	100
Platreef | Gold Commodity Type | After 256,980 Gold Ounces Delivered
Disclosure Of Commitments And Contingencies [Line Items]
Per ounce cash payment, percentage	80.00%
Relief Canyon | Gold And Silver Commodity Type | After 32,022 Ounces Delivered
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	4.00%
Relief Canyon | Gold And Silver Commodity Type | After 32,022 Ounces Delivered | Bottom of range
Disclosure Of Commitments And Contingencies [Line Items]
Per ounce cash payment, percentage	30.00%
Relief Canyon | Gold And Silver Commodity Type | After 32,022 Ounces Delivered | Top of range
Disclosure Of Commitments And Contingencies [Line Items]
Per ounce cash payment, percentage	65.00%
Relief Canyon | Gold Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
Delivered quantity (in ounces and pounds)	39,174
Relief Canyon | Gold Commodity Type | During Fixed Delivery Period
Disclosure Of Commitments And Contingencies [Line Items]
Per ounce delivered (in dollars per ounce) | $ / oz	0
Relief Canyon | Gold Commodity Type | After 32,022 Ounces Delivered
Disclosure Of Commitments And Contingencies [Line Items]
Delivered quantity (in ounces and pounds)	32,022
Vatukoula | Gold Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
Delivered quantity (in ounces and pounds)	11,022
Quantity produced (in ounces)	100,000
Per ounce cash payment, percentage	20.00%
Vatukoula | Gold Commodity Type | During Fixed Delivery Period
Disclosure Of Commitments And Contingencies [Line Items]
Delivered quantity (in ounces and pounds)	11,022
Vatukoula | Gold Commodity Type | Up To 11,022 Ounces Delivered
Disclosure Of Commitments And Contingencies [Line Items]
Per ounce cash payment, percentage	20.00%
Vatukoula | Gold Commodity Type | After 11,022 Total Ounces Delivered | Up To First 100,000 Ounces Produced In Calendar Year
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	1.363%
Vatukoula | Gold Commodity Type | After 11,022 Total Ounces Delivered | Above 100,000 Ounces Produced In Calendar Year
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	1.199%
Woodlawn | Silver Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of production	80.00%
Maximum delivery threshold | $	$ 27.0
Payment for each 1Mt of ore processed | $	1.0
Cumulative cap | $	$ 10.0